Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest income	$ 8,131,007
Dividend income	44,271,375
Net appreciation in fair value of investments	1,460,279,055
Total investment income	1,512,681,437
Contributions
Rollover	37,538,469
Participant	209,613,994
Employer	256,554,269
Total contributions	503,706,732
Total additions	2,016,388,169
Deductions from net assets attributed to
Benefits paid to participants	823,948,086
Administrative expenses and investment management fees	8,155,541
Total deductions	832,103,627
Net increase in net assets	1,184,284,542
Beginning of year	8,791,057,024
End of year	$ 9,975,341,566